Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Diamond eagle acquisition
Public Offering

3. Public Offering

Public Units

In the Public Offering, which closed May 14, 2019, the Company sold 40,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of Class A Common Stock and one-third of one redeemable warrant (each whole warrant, a “Warrant”). Each whole Warrant entitles the holder to purchase one share of Class A Common Stock at a price of $11.50 per share. Each Warrant will become exercisable on the later of 30 days after the completion of our initial business combination and 12 months from the closing of the Public Offering. The exercise price and number of shares of Class A Common Stock issuable upon exercise of the Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation.

The Company granted the underwriters a 45‑day option to purchase up to 5,250,000 additional Units to cover any over-allotment, at the Public Offering price less the underwriting discounts and commissions. The Company issued 5,000,000 Units in connection with the underwriters’ partial exercise of the over-allotment option.

Underwriting Commissions

The Company paid an underwriting discount of $8,000,000 ($0.20 per Unit sold) to the underwriters at the closing of the Public Offering on May 14, 2019, with an additional fee (“Deferred Discount”) of $14,000,000  ($0.35 per Unit sold) payable upon the Company’s completion of an initial business combination. The Deferred Discount becomes payable to the underwriters from the amounts held in the Trust Account solely in connection with the closing of its initial business combination.

Subsequent to March 31, 2020, in connection with the consummation of the Business Combination, the Company paid the Deferred Discount in full.

3.           Public Offering

On May 14, 2019, the Company sold 40,000,000 Units at a price of $10.00 per unit in the Public Offering.Each Unit consists of one share of Class A common stock of the Company, $0.0001 par value per share (the "Public Shares"), and one-third of one warrant to purchase one share of Class A common stock (the “Public Warrants”). The closing of the Public Offering included a partial exercise (5,000,000 Units) of the overallotment option granted to the underwriters.

Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. No fractional shares will be issued upon exercise of the Public Warrants. If, upon exercise of the Public Warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number the number of shares of Class A common stock to be issued to the Public Warrant holder. Each Public Warrant will become exercisable on the later of 30 days after the completion  of an initial business combination and 12 months from the closing of the Public Offering. However, if the Company does not complete an initial business combination on or prior to the 24‑month period allotted to complete an initial business combination, the Public Warrants will expire at the end of such period. Under the terms of a warrant agreement between the Company and Continental Stock Transfer & Trust Company, as warrant agent, the Company has agreed to, following the completion of an initial business combination, use its best efforts to file a new registration statement under the Securities Act for the registration of the shares of Class A common stock issuable upon exercise of the Public Warrants. If the Company is unable to deliver registered shares of Class A common stock to the holder upon exercise of Public Warrants issued in connection with the 40,000,000 Units during the exercise period, there will be no net cash settlement of these Public Warrants and the Public Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the warrant agreement.

The Company granted the underwriters a 45‑day option to purchase up to 5,250,000 additional Units to cover any over-allotments at the Public Offering price less the underwriting discounts and commissions. The Units that were issued in connection with the over-allotment option are identical to the Units issued in the Public Offering. Prior to the Public Offering, the underwriters’ elected to exercise a portion of the over-allotment option for 5,000,000 additional Units for additional gross proceeds of $50 million. The partial exercise resulted in a reduction of 62,500 shares of Class B common stock subject to forfeiture and are considered as forfeited in the accompanying consolidated balance sheet.

The Company paid an upfront underwriting discount of $8,000,000  ($0.20 per Unit sold) in the aggregate to the underwriters at the closing of the Public Offering, with an additional fee (the “Deferred Discount”) equal to $14,000,000  ($0.35 per Unit sold) to become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes an initial business combination. The underwriters are not entitled to any interest accrued on the Deferred Discount.